SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	May 31, 2020	May 31, 2019	May 31, 2018
Derivative Liabilities Financial Instruments	$ 110,067	$ 111,255	$ 61,618
Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities Financial Instruments	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities Financial Instruments	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities Financial Instruments	$ 110,067	$ 111,255